SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties	[1]	$ 837,041	$ 782,663
Advances to a related party		246,080
Advances to employees		309,911	49,218
Other current assets		161,456	231,695
Total		$ 1,554,488	$ 1,063,576

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.